Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments by category [Abstract]
Disclosure of financial assets
The PagSeguro Group classifies its financial instruments into the following categories:

	December 31, 2021	December 31, 2020
Financial assets
Amortized cost:
Cash and cash equivalents	1,794,362	1,640,065
Accounts receivables	23,657,402	16,076,540
Other receivables	206,486	164,805
Judicial deposits	40,224	7,449
Investment	1,406	1,400

Fair value through other comprehensive income
Financial investments	782,647	979,837
	26,482,527	18,870,096

	December 31, 2021	December 31, 2020
Financial liabilities
Amortized cost:
Payables to third parties	13,217,150	10,101,510
Trade payables	578,004	335,539
Trade payables to related parties	543,621	58,336
Deposits	3,133,996	766,086
Borrowings	1,005,787	—
Deferred revenue	179,866	213,555
Other liabilities	143,884	159,198
Fair value through profit or loss
Derivative financial instruments	14,317	—
	18,816,625	11,634,224

Disclosure of financial liabilities
The PagSeguro Group classifies its financial instruments into the following categories:

	December 31, 2021	December 31, 2020
Financial assets
Amortized cost:
Cash and cash equivalents	1,794,362	1,640,065
Accounts receivables	23,657,402	16,076,540
Other receivables	206,486	164,805
Judicial deposits	40,224	7,449
Investment	1,406	1,400

Fair value through other comprehensive income
Financial investments	782,647	979,837
	26,482,527	18,870,096

	December 31, 2021	December 31, 2020
Financial liabilities
Amortized cost:
Payables to third parties	13,217,150	10,101,510
Trade payables	578,004	335,539
Trade payables to related parties	543,621	58,336
Deposits	3,133,996	766,086
Borrowings	1,005,787	—
Deferred revenue	179,866	213,555
Other liabilities	143,884	159,198
Fair value through profit or loss
Derivative financial instruments	14,317	—
	18,816,625	11,634,224